Non-current assets held for sale and liabilities associated with non-current assets held for sale (Tables)	6 Months Ended
Jun. 30, 2025
Non-current assets or disposal groups classified as held for sale or as held for distribution to owners [abstract]
Schedule of non-current assets classified as held for sale
The detail, by nature, of Grupo Santander’s non-current assets held for sale and liabilities associated with non-current assets held for sale at 30 June 2025 and 31 December 2024 is as follows presented by nature:

	EUR million
	30-06-2025	31-12-2024
Tangible assets
Foreclosed assets	2,583	2,621
Of which Property assets in Spain	1,860	1,896
Other tangible assets held for sale	219	230

Entities on sold
Caceis (Note 2)	—	1,137
Santander Bank Polska (Note 2)	65,896	—

Other assets	12	14
Total Assets associated with non-current assets held for sale	68,710	4,002

	EUR million
	30-06-2025	31-12-2024
Entities on sold
Santander Bank Polska (Note 2)	59,361	—
Total Liabilities associated with non-current assets held for sale	59,361	—

Discontinued operations, condensed consolidated financial statements
The following are the condensed consolidated balance sheet, condensed consolidated profit and loss accounts, and condensed consolidated cash flow statements for the Polish business for sale:
Condensed balance sheets of companies held for sale - Santander Bank Polska

EUR million
Condensed assets	30-06-2025
Cash, cash balances at central banks and other deposits on demand	2,451
Financial assets held for trading	1,793
Financial assets designated at fair value through other comprehensive income	6,798
Financial assets at amortised cost	51,424
Intangible assets	1,374
Tax assets	900
Other assets	1,156
TOTAL ASSETS	65,896

EUR million
Condensed liabilities	30-06-2025
Financial liabilities held for trading	989
Financial liabilities at amortised cost	56,420
Provisions	541
Tax liabilities	940
Other liabilities	471
TOTAL LIABILITIES	59,361

EUR million
Other comprehensive income	30-06-2025
Items that will not be reclassified to profit or loss	50
Actuarial gains or losses on defined benefit pension plans	1
Changes in the fair value of equity instruments measured at fair value through other comprehensive income	49
Items that may be reclassified to profit or loss	(636)
Hedges of net investments in foreign operations (effective portion)	(524)
Exchange differences	(179)
Cash flow hedges (effective portion)	83
Debt instruments at fair value with changes in other comprehensive income	(5)
Share in other income and expenses recognised in investments, joint ventures and associates	(11)
Condensed income statements of companies held for sale - Santander Bank Polska

	EUR million
Condensed consolidated income statements	01-01-2025 to 30-06-2025	01-01-2024 to 30-06-2024
Interest income	1,505	1,401
Dividend income	3	3
Investments accounted for using the equity method	14	12
Net commissions	342	315
Net trading income	37	26
Other operating results	(73)	(77)
Total income	1,828	1,680
Administrative expenses, depreciation and amortisation cost	(501)	(430)
Loan-loss provisions (*)	(121)	(302)
Other results and provisions	(243)	(164)
Profit before taxes	963	784
Tax expense	(237)	(209)
Profit of the year	726	575
(*) Of which EUR 63 million correspond to renegotiations or contractual modifications at 30 June 2025 (EUR 194 million at 30 June 2024).
Condensed statements of cash flows of companies held for sale - Santander Bank Polska

	EUR million
Condensed consolidated statements of cash flows	30-06-2025	31-12-2024
A) Cash flows from operating activities	430	453
B) Cash flows from investing activities	(11)	(30)
C) Cash flows from financing activities	(466)	(376)
D) Effect of foreign exchange rate differences	9	14
E) Net increase/(decrease) in cash and cash equivalents	(38)	61